WisdomTree Trust

245 Park Avenue

35th Floor

New York, NY 10167

August 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”)

File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional for the above-referenced Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 742 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 2020 with a designated effective date of August 1, 2020 (Accession No. 0001193125-20-201122).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Very truly yours,

/s/ Ryan M. Louvar

Ryan M. Louvar

Secretary

cc:	W. John McGuire, Esq.